JOHN HANCOCK


                                 International/
                                  Global Funds



                               [LOGO] Prospectus


                                      September 1, 1999


--------------------------------------------------------------------------------


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.


European Equity Fund

Global Fund

Global Health Sciences Fund

Global Technology Fund

International Fund

Pacific Basin Equities Fund





                         [LOGO] JOHN HANCOCK FUNDS
                         A Global Investment Management Firm

                         101 Huntington Avenue, Boston, Massachusetts 02199-7603

Contents
--------------------------------------------------------------------------------

A fund-by-fund summary                 European  Equity Fund                   4
of goals, strategies, risks,
performance and expenses.              Global Fund                             6

                                       Global Health Sciences Fund             8

                                       Global Technology Fund                 10

                                       International Fund                     12

                                       Pacific Basin Equities Fund            14


Policies and instructions for          Your account
opening, maintaining and
closing an account in any              Choosing a share class                 16
international/global fund.
                                       How sales charges are calculated       16

                                       Sales charge reductions and waivers    17

                                       Opening an account                     18

                                       Buying shares                          19

                                       Selling shares                         20

                                       Transaction policies                   22

                                       Dividends and account policies         22

                                       Additional investor services           23


Further information on the             Fund details
international/global funds.
                                       Business structure                     24

                                       Financial highlights                   25



                                       For more information           back cover

Overview
--------------------------------------------------------------------------------

JOHN HANCOCK INTERNATIONAL/GLOBAL FUNDS


These funds invest primarily in foreign and U.S. stocks and seek long-term growth of capital. Each fund has its own strategy and its own risk profile.



WHO MAY WANT TO INVEST

These funds may be appropriate for investors who:

o are seeking to diversify a portfolio of domestic investments

o are seeking access to markets that can be less accessible to individual investors


o are seeking funds for the growth portion of an asset allocation portfolio


o are investing for goals that are many years in the future

International/global funds may not be appropriate if you:

o are investing with a shorter time horizon in mind

o are uncomfortable with an investment whose value may vary substantially

o want to limit your exposure to foreign securities


RISKS OF MUTUAL FUNDS


Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.


THE MANAGEMENT FIRM

All John Hancock international/global funds are managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Mutual Life Insurance Company and manages more than $30 billion in assets.

FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip Art] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Main risks The major risk factors associated with the fund.

[Clip Art]Past performance The fund's total return, measured year-by-year and over time.

[Clip Art]Your expenses The overall costs borne by an investor in the fund, including sales charges and annual expenses.

European Equity Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of assets in stocks of European companies, most of which have large market capitalizations. These companies derive more than half of their revenues from European operations, are organized under European law or are traded principally on European stock exchanges. While the fund invests most heavily in developed economies, it is permitted to invest in securities of European emerging market companies.

In managing the portfolio, the managers focus primarily on individual stock selection rather than country allocation. A team of investment analysts regularly screens European companies, such as those included in the MSCI Europe Index, identifying those that appear to have strong leadership and potential for sustained earnings growth. The analysts track these companies and typically establish target buy and sell prices for each using a quantitative investment model. The fund generally invests in companies based on further fundamental financial analysis and on-site visits. The managers use country and sector allocation guidelines to reduce concentration risk.

The fund may use derivatives (investments whose value is based on indices, securities or currencies), especially to manage cash flows and currency exposure. It may also invest in investment-grade debt securities issued by European or U.S. companies and governments.

In abnormal market conditions, the fund may temporarily invest more than 20% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

--------------------------------------------------------------------------------

PAST PERFORMANCE


[Clip Art] This section normally shows how the fund's total return has varied from year to year, along with a broad based market index for reference. Because the fund has not completed a calendar year, there is not a full year of performance to report.


SUBADVISER

Indocam International
Investment Services
-------------------------------
Paris-based team responsible
for day-to-day investments

Supervised by the adviser

MAIN RISKS

[Clip Art] As with most growth funds, the value of your investment will go up and down in response to stock market movements. Because the fund concentrates on a single region of the world, its performance may be more volatile than that of a fund that invests globally.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

The fund's management strategy will influence performance significantly. European or large- capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Similarly, if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Emerging market securities, derivatives and other higher-risk securities can be hard to value or to sell at a fair price.

o Certain derivatives could produce disproportionate gains or losses.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable dividends.

--------------------------------------------------------------------------------

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Because Class C shares are new, their expenses are based on Class B expenses.


----------------------------------------------------------------------------------------------
Shareholder transaction expenses                       Class A        Class B       Class C
----------------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
as a % of purchase price                               5.00%          none          none

Maximum  deferred sales charge (load)
as a % of purchase or sale price,  whichever is less   none(1)        5.00%         1.00%

----------------------------------------------------------------------------------------------
Annual operating expenses                              Class A        Class B       Class C
----------------------------------------------------------------------------------------------
Management fee                                         0.90%          0.90%         0.90%
Distribution and service (12b-1) fees                  0.30%          1.00%         1.00%
Other expenses                                         2.11%          2.11%         2.11%
Total fund operating expenses                          3.31%          4.01%         4.01%
Expense reimbursement (at least until 3/1/00)          1.41%          1.41%         1.41%
Actual operating expenses                              1.90%          2.60%         2.60%

The hypothetical example below shows what your expenses would be if you invested
$10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

----------------------------------------------------------------------------------------------
Expenses                                 Year 1        Year 3         Year 5        Year 10
----------------------------------------------------------------------------------------------
Class A                                  $ 683         $ 1,343        $ 2,025       $ 3,833
Class B - with redemption                $ 763         $ 1,393        $ 2,138       $ 3,978
        - without redemption             $ 263         $ 1,093        $ 1,938       $ 3,978
Class C - with redemption                $ 363         $ 1,093        $ 1,938       $ 4,128
        - without redemption             $ 263         $ 1,093        $ 1,938       $ 4,128

FUND CODES

Class A
--------------------------
Ticker       JHEAX
CUSIP        410233886
Newspaper    EuropeA
SEC number   811-4932

Class B
--------------------------
Ticker       JHEBX
CUSIP        410233878
Newspaper    EuropeB
SEC number   811-4932


Class C
--------------------------
Ticker       -
CUSIP        410233860
Newspaper    -
SEC number   811-4932

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

                                                                               5

Global Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in common stocks of foreign and U.S. companies. The fund does not maintain a fixed allocation of assets, either with respect to securities type or to geography.

In managing the portfolio, the managers concentrate on country allocation and securities selection. They also seek to diversify the fund across countries and sectors. The managers base the fund's country allocation on a quantitative model as well as analysis of political trends and economic factors such as projected currency exchange rates.

The investment analysis team is organized by sector and regularly screens large, well-known companies, such as those listed in the MSCI All Country World Free
Index. The team then uses fundamental financial analysis to identify companies that appear most promising in terms of stable growth, reasonable valuations and management strength. The team conducts on-site visits and typically establishes target buy and sell prices based on the team's valuation estimates.

Although the fund invests primarily in common stocks, it may invest in virtually any type of equity or debt security, foreign or domestic.

The fund may use certain derivatives (investments whose value is based on indices, securities or currencies).

In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

--------------------------------------------------------------------------------

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

-----------------------------------------------------------------------------------------------------
Class B year-by-year total returns - calendar years
-----------------------------------------------------------------------------------------------------
 1989      1990       1991       1992       1993      1994       1995      1996      1997      1998

33.00%   -19.64%     23.14%     -0.27%     33.85%    -5.44%      9.86%    11.85%     6.58%    20.73%


Best quarter: Q4 `98, 20.73%    Worst quarter: Q3 `90, -22.53%

-----------------------------------------------------------------------------------------------------
Average annual total returns - for periods ending 12/31/98
-----------------------------------------------------------------------------------------------------
                                                                  Life of
                             1 year      5 year      10 year      Class A

Class A - began 1/3/92       15.41%       7.98%      -            10.14%
Class B                      15.73%       8.09%      10.14%       -
Index                        21.97%      14.78%      12.01%       13.20%


Index: MSCI All Country World Free Index, an unmanaged index of freely traded stocks of foreign and U.S. companies.


PORTFOLIO MANAGERS

Miren Etcheverry
-----------------------------------
Senior vice president of adviser
Joined team in 1996
Joined adviser in 1996
Began career in 1977

Gerardo J. Espinoza
-----------------------------------
Senior vice president of adviser
Joined team in 1996
Joined adviser in 1996
Began career in 1979

John L.F. Wills Senior
-----------------------------------
vice president of adviser
Managing director of subadviser
Joined team in 1994
Joined subadviser in 1987
Began career in 1969

SUBADVISER

John Hancock Advisers
International Limited
-----------------------------------
London-based affiliate of adviser

Founded in 1986

6


MAIN RISKS

[Clip Art] As with most growth funds, the value of your investment will go up and down in response to stock market movements.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.
These risks are more significant in emerging markets.

The fund's management strategy will influence performance significantly. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Emerging market securities, derivatives and other higher-risk securities can be hard to value or to sell at a fair price.

o Certain derivatives could produce disproportionate gains or losses.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable dividends.

--------------------------------------------------------------------------------

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Because Class C shares are new, their expenses are based on Class B expenses.

-----------------------------------------------------------------------------------------------------
Shareholder transaction expenses                        Class A           Class B           Class C
-----------------------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
as a % of purchase price                                5.00%             none              none

Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less     none(1)           5.00%             1.00%

-----------------------------------------------------------------------------------------------------
Annual operating expenses                               Class A           Class B           Class C
-----------------------------------------------------------------------------------------------------
Management fee                                          0.86%             0.86%             0.86%
Distribution and service (12b-1) fees                   0.30%             1.00%             1.00%
Other expenses                                          0.66%             0.66%             0.66%
Total fund operating expenses                           1.82%             2.52%             2.52%

The hypothetical example below shows what your expenses would be if you invested
$10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

-----------------------------------------------------------------------------------------------------
Expenses                               Year 1           Year 3            Year 5            Year 10
-----------------------------------------------------------------------------------------------------
Class A                                $ 676            $ 1,044           $ 1,436           $ 2,530
Class B - with redemption              $ 755            $ 1,085           $ 1,540           $ 2,684
        - without redemption           $ 255            $   785           $ 1,340           $ 2,684
Class C - with redemption              $ 355            $   785           $ 1,340           $ 2,856
        - without redemption           $ 255            $   785           $ 1,340           $ 2,856


FUND CODES

Class A
--------------------------
Ticker        JHGAX
CUSIP         409906104
Newspaper     GlobA
SEC number    811-4630

Class B
--------------------------
Ticker        FGLOX
CUSIP         409906203
Newspaper     GlobB
SEC number    811-4630

Class C
--------------------------
Ticker        -
CUSIP         409906815
Newspaper     -
SEC number    811-4630


(1) Except for investments of $1 million or more; see "How sales charges are calculated."

                                                                               7


Global Health Sciences Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 65% of assets in U.S. and foreign stocks of health care companies. These companies derive more than half of their revenues from health care-related activities or commit more than half of their assets to these activities. Because the fund is non-diversified, it may invest more than 5% of assets in securities of a single issuer.

In managing the portfolio, the managers study economic trends to allocate assets among the following major categories:

o pharmaceuticals and biotechnology, including drug delivery systems

o medical devices, including orthopedic, cardiac and ophthalmic devices as well as analytical equipment

o health care services, including retail drug stores, nursing homes and HMOs

The managers also use broad economic analysis to identify promising industries within these categories. Historically, companies that meet these criteria have generally been U.S.-based companies.

The management team uses fundamental financial analysis to identify individual companies of any size that appear most attractive in terms of earnings stability, growth potential and valuation. The team generally assesses the senior management of companies through interviews and company visits. An independent advisory board composed of scientific and medical experts provides advice and consultation on health care developments.

The fund may use certain derivatives (investments whose value is based on indices, securities or currencies).

In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

--------------------------------------------------------------------------------

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------------------------
Class A year-by-year total returns - calendar years
--------------------------------------------------------------------------------------------------
                           1992      1993       1994       1995       1996      1997      1998

                          18.36%     1.20%      8.85%      39.88%     6.50%     29.73%   19.49%


Best quarter:  Q2 `97, 23.14%    Worst quarter:  Q1 `93, -18.85%

--------------------------------------------------------------------------------
Average annual total returns - for periods ending 12/31/98
--------------------------------------------------------------------------------
                                                       Life of     Life of
                             1 year       5 year       Class A     Class B

Class A - began 10/1/91      13.52%       19.02%       20.36%      -
Class B - began 3/7/94       13.68%       -            -           18.13%
Index                        28.60%       24.05%       20.09%      24.83%


Index: Standard & Poor's 500 Stock Index, an unmanaged index of 500 U.S. common stocks.


PORTFOLIO MANAGERS


Linda I. Miller, CFA


----------------------------
Vice president of adviser
Joined team in 1995
Joined adviser in 1995
Began career in 1980

Robert D. Hallisey, Jr.
----------------------------
Joined team in 1997
Joined adviser in 1993
Began career in 1993


8


MAIN RISKS

[Clip Art] As with most growth funds, the value of your investment will go up and down in response to stock market movements. Another major factor in this fund's performance is the economic condition of the health care sector. The value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors.

The fund's management strategy will influence performance significantly. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if the managers' asset allocation and stock selection strategies don't perform as expected, the fund could underperform its peers or lose money.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.
These risks are more significant in emerging markets.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

o Emerging market securities, derivatives and other higher-risk securities can be hard to value or to sell at a fair price.

o Certain derivatives could produce disproportionate gains or losses.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable dividends.

--------------------------------------------------------------------------------

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Because Class C shares are new, their expenses are based on Class B expenses.

---------------------------------------------------------------------------------------------
Shareholder transaction expenses                        Class A       Class B       Class C
---------------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
as a % of purchase price                                5.00%         none          none

Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less     none(1)       5.00%         1.00%

---------------------------------------------------------------------------------------------
Annual operating expenses                               Class A       Class B       Class C
---------------------------------------------------------------------------------------------
Management fee                                          0.80%         0.80%         0.80%
Distribution and service (12b-1) fees                   0.30%         1.00%         1.00%
Other expenses                                          0.51%         0.51%         0.51%
Total fund operating expenses                           1.61%         2.31%         2.31%

The hypothetical example below shows what your expenses would be if you invested
$10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

---------------------------------------------------------------------------------------------
Expenses                               Year 1           Year 3        Year 5        Year 10
---------------------------------------------------------------------------------------------
Class A                                $ 656            $   983       $ 1,332       $ 2,316
Class B - with redemption              $ 734            $ 1,021       $ 1,435       $ 2,471
        - without redemption           $ 234            $   721       $ 1,235       $ 2,471
Class C - with redemption              $ 334            $   721       $ 1,235       $ 2,646
        - without redemption           $ 234            $   721       $ 1,235       $ 2,646


FUND CODES

Class A
---------------------------
Ticker       JHGRX
CUSIP        410233308
Newspaper    GIHSciA
SEC number   811-4932

Class B
---------------------------
Ticker       JHRBX
CUSIP        410233704
Newspaper    GIHSciB
SEC number   811-4932

Class C
---------------------------
Ticker       -
CUSIP        410233852
Newspaper    -
SEC number   811-4932

(1) Except for investments of $1 million or more; see "How sales charges are calculated."


                                                                               9

Global Technology Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital with income as a sec-ondary objective. To pursue this goal, the fund invests primarily in equity securities of technology companies. This designation includes U.S. and foreign companies that rely extensively on technology in their product development or operations.

In managing the portfolio, the managers focus primarily on individual stock selection rather than country allocation. The managers seek out companies of any size whose stocks appear to be trading below their true value, as determined by fundamental financial analysis of their business models and balance sheets as well as interviews with senior management. The fund particularly favors companies that are undergoing a business change that appears to signal accelerated growth or higher earnings. Historically, companies that meet these criteria have generally been U.S.-based multinational companies.

The fund may invest up to 10% of assets in debt securities of any maturity, including bonds rated as low as CC/Ca and their unrated equivalents. (Bonds rated below BBB/Baa are considered junk bonds.) It may also invest in certain higher-risk securities, including securities that have not been offered to the public, called restricted securities.

The fund may use certain derivatives (investments whose value is based on indices, securities or currencies).

In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

--------------------------------------------------------------------------------

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

----------------------------------------------------------------------------------------
Class A year-by-year total returns - calendar years
----------------------------------------------------------------------------------------
  1989     1990     1991     1992    1993     1994     1995     1996     1997    1998

 16.61%  -18.46%   33.05%    5.70%   32.06%   9.62%   46.53%    12.52%   6.68%   49.15%


Best quarter:  Q4 `98, 43.01%    Worst quarter:  Q3 `90, -27.13%

----------------------------------------------------------------------------------------
Average annual total returns - for periods ending 12/31/98
----------------------------------------------------------------------------------------
                                                                 Life of
                           1 year       5 year      10 year      Class B

Class A                    41.68%       22.26%      17.08%       -
Class B - began  1/3/94    43.16%       -           -            22.78%
Index                      28.60%       24.05%      18.95%       24.05%

Index: Standard & Poor's 500 Stock Index, an unmanaged index of 500 U.S. common stocks.

SUBADVISER

American Fund Advisors, Inc.
-----------------------------------------
Responsible for day-to-day investments
Founded in 1978
Supervised by the adviser

PORTFOLIO MANAGERS

Barry J. Gordon
-----------------------------------------
President of subadviser
Joined team in 1983
Began career in 1971

Marc H. Klee, CFA
-----------------------------------------
Senior vice president of subadviser
Joined team in 1983
Began career in 1977


10


MAIN RISKS

[Clip Art] As with most growth funds, the value of your investment will go up and down in response to stock market movements. Another major factor in this fund's performance is the economic condition of the technology sector. The value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors.

The fund's management strategy will influence performance significantly. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.
These risks are more significant in emerging markets.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Emerging market securities, derivatives and other higher-risk securities can be hard to value or to sell at a fair price.

o Certain derivatives could produce disproportionate gains or losses.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise. Junk bond prices can fall on bad news about the economy, an industry or a company.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable dividends.

--------------------------------------------------------------------------------

YOUR EXPENSES

[Clip Art]Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Because Class C shares are new, their expenses are based on Class B expenses.

------------------------------------------------------------------------------------------
Shareholder transaction expenses                      Class A      Class B      Class C
------------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
as a % of purchase price                              5.00%        none         none

Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less   none(1)      5.00%        1.00%

-----------------------------------------------------------------------------------------
Annual operating expenses                             Class A      Class B      Class C
-----------------------------------------------------------------------------------------
Management fee                                        0.79%        0.79%        0.79%
Distribution and service (12b-1) fees                 0.30%        1.00%        1.00%
Other expenses                                        0.41%        0.41%        0.41%
Total fund operating expenses                         1.50%        2.20%        2.20%

The hypothetical example below shows what your expenses would be if you invested
$10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

-----------------------------------------------------------------------------------------
Expenses                             Year 1           Year 3       Year 5       Year 10
-----------------------------------------------------------------------------------------
Class A                              $ 645            $ 950        $ 1,278      $ 2,201
Class B - with redemption            $ 723            $ 988        $ 1,380      $ 2,357
        - without redemption         $ 223            $ 688        $ 1,180      $ 2,357
Class C - with redemption            $ 323            $ 688        $ 1,180      $ 2,534
        - without redemption         $ 223            $ 688        $ 1,180      $ 2,534

FUND CODES

Class A
---------------------------
Ticker         NTTFX
CUSIP          478032303
Newspaper      GITechA
SEC number     811-3392

Class B
---------------------------
Ticker         FGTBX
CUSIP          478032402
Newspaper      GlTechB
SEC number     811-3392

Class C
---------------------------
Ticker         -
CUSIP          478032600
Newspaper      -
SEC number     811-3392

(1) Except for investments of $1 million or more; see "How sales charges are calculated."


                                                                              11


International Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 65% of assets in stocks of companies outside the United States. The fund does not maintain a fixed allocation of assets, either with respect to securities type or geography.


In managing the portfolio, the managers concentrate on country allocation and securities selection. They also seek to diversify the fund across countries and sectors. The managers base the fund's country allocation on a quantitative model as well as analysis of political trends and economic factors such as projected currency exchange rates.

The investment analysis team is organized by sector and regularly screens large companies, such as those listed in the MSCI All Country World-Ex U.S. Free Index
(an unmanaged global index that excludes U.S. companies). The team then uses fundamental financial analysis to identify companies that appear most promising in terms of stable growth, reasonable valuations and management strength. The team conducts on-site visits and typically establishes target buy and sell prices based on the team's valuation estimates.

Although the fund invests primarily in common stocks, it may invest in virtually any type of equity or debt security, foreign or domestic. The fund may use certain derivatives (investments whose value is based on indices, securities or currencies). In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

--------------------------------------------------------------------------------

PAST PERFORMANCE

[Clip Art]The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

-------------------------------------------------------------------------------------
Class A year-by-year total returns - calendar years
-------------------------------------------------------------------------------------
                                     1994       1995       1996      1997      1998

                                    -6.61%      5.34%      11.36%   -7.73%     17.67%


Best quarter:  Q4 `98, 22.17%     Worst quarter:  Q3 `98, -17.06%


-------------------------------------------------------------------------------------
Average annual total returns - for periods ending 12/31/98
-------------------------------------------------------------------------------------
                                            1 year             5 year

Class A - began 1/3/94                      11.84%             2.48%
Class B - began 1/3/94                      11.77%             2.43%
Index                                       21.97%             14.78%

Index: MSCI All Country World-Ex U.S. Free Index, an unmanaged index of freely traded stocks of foreign companies.


PORTFOLIO MANAGER

Miren Etcheverry
----------------------------------
Senior vice president of adviser
Joined team in 1996
Joined adviser in 1996
Began career in 1977

Gerardo J. Espinoza
----------------------------------
Senior vice president of adviser
Joined team in 1996
Joined adviser in 1996
Began career in 1979

John L.F. Wills Senior
----------------------------------
vice president of adviser
Managing  irector of subadviser
Joined team in 1994
Joined subadviser in 1987
Began career in 1969

SUBADVISER

John Hancock Advisers
International Limited
----------------------------------
London-based affiliate of adviser

Founded in 1986

12


MAIN RISKS

[Clip Art] As with most growth funds, the value of your investment will go up and down in response to stock market movements.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.
These risks are more significant in emerging markets.

The fund's management strategy will influence performance significantly. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Emerging market securities, derivatives and other higher-risk securities can be hard to value or to sell at a fair price.

o Certain derivatives could produce disproportionate gains or losses.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable dividends.

--------------------------------------------------------------------------------

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Because Class C shares are new, their expenses are based on Class B expenses.

--------------------------------------------------------------------------------------------
Shareholder transaction expenses                        Class A      Class B      Class C
--------------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
as a % of purchase price                                5.00%        none         none

Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less     none(1)      5.00%        1.00%

--------------------------------------------------------------------------------------------
Annual operating expenses                               Class A      Class B      Class C
--------------------------------------------------------------------------------------------
Management fee                                          1.00%        1.00%        1.00%
Distribution and service (12b-1) fees                   0.30%        1.00%        1.00%
Other expenses                                          2.35%        2.35%        2.35%
Total fund operating expenses                           3.65%        4.35%        4.35%
Expense reimbursement (at least until 3/1/00)           1.86%        1.86%        1.86%
Annual operating expenses                               1.79%        2.49%        2.49%

The hypothetical example below shows what your expenses would be if you invested
$10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

-------------------------------------------------------------------------------------------
Expenses                                   Year 1       Year 3       Year 5       Year 10
-------------------------------------------------------------------------------------------
Class A                                    $ 673        $ 1,398      $ 2,143      $ 4,096
Class B - with redemption                  $ 752        $ 1,450      $ 2,259      $ 4,239
        - without redemption               $ 252        $ 1,150      $ 2,059      $ 4,239
Class C - with redemption                  $ 352        $ 1,150      $ 2,059      $ 4,385
        - without redemption               $ 252        $ 1,150      $ 2,059      $ 4,385


FUND CODES

Class A
-----------------------------
Ticker        FINAX
CUSIP         409906500
Newspaper     IntlA
SEC number    811-4630

Class B
-----------------------------
Ticker        FINBX
CUSIP         409906609
Newspaper     IntlB
SEC number    811-4630


Class C
-----------------------------
Ticker        -
CUSIP         409906831
Newspaper     -
SEC number    811-4630

(1) Except for investments of $1 million or more; see "How sales charges are calculated."


                                                                              13


Pacific Basin Equities Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in a diversified portfolio of equity securities of companies in the Pacific Basin. The Pacific Basin includes all countries bordering the Pacific Ocean, but the managers focus on Japan, Hong Kong, Australia, Singapore, South Korea and Taiwan. The fund may invest in other
Pacific Basin countries, such as Indonesia, Malaysia, New Zealand, the
Philippines, Thailand, China and Vietnam. Some of these are emerging market countries.

The fund may also invest in stocks of Asian companies outside the Pacific Basin and in investment-grade debt securities of U.S., Japanese, Australian and New
Zealand issuers. The fund does not maintain a fixed allocation of assets.

In managing the portfolio, the managers focus primarily on individual stock selection rather than country allocation. A team of investment analysts regularly screens larger and more established companies in these countries which may be small- or medium-capitalization companies by U.S. standards. The team identifies those that appear to have capable management and the potential for strong earnings growth. They track these companies and typically establish target buy and sell prices for each using a quantitative investment model. The fund generally invests in 50 to 100 companies based on further fundamental financial analysis and on-site visits. The managers use country and sector allocation guidelines to reduce concentration risk.

Although the fund invests primarily in common stocks, it may invest in virtually any type of equity security, foreign or domestic. The fund may use certain derivatives (investments whose value is based on indices, securities or currencies).

In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

--------------------------------------------------------------------------------

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

----------------------------------------------------------------------------------------------------
Class A year-by-year total returns - calendar years
----------------------------------------------------------------------------------------------------
 1989       1990       1991      1992      1993       1994       1995       1996      1997     1998

19.04%     -23.01%     12.68%    2.02%     70.45%    -9.28%      4.95%      3.37%   -27.87%  -10.72%


Best quarter:  Q4 `93, 23.91%      Worst quarter:  Q4 `97, -25.64%

----------------------------------------------------------------------------------------------------
Average annual total returns - for periods ending 12/31/98
----------------------------------------------------------------------------------------------------
                                                                         Life of
                                1 year        5 year       10 year       Class B

Class A                         -15.19%       -9.65%       0.79%         -
Class B - began 3/7/94          -15.83%       -            -             -9.01%
Index                             2.69%       -3.95%      -0.71%         -6.73%

Index: MSCI Pacific Index, an unmanaged index of stocks of companies in Australia, Japan and certain other Pacific Rim countries.

SUBADVISERS

Indocam Asia Advisers Limited
------------------------------------
Hong Kong-based team responsible
for day-to-day investments
Supervised by the adviser

John Hancock Advisers
International Limited
------------------------------------
London-based affiliate of
adviser
Founded in 1986

PORTFOLIO MANAGERS

Ayaz Ebrahim
-----------------------------------
Director and CIO of Indocam
Joined team in 1997
Began career in 1988

Miren Etcheverry
-----------------------------------
Senior vice president of adviser
Joined team and adviser in 1996
Began career in 1977

Gerardo J. Espinoza
-----------------------------------
Senior vice president of adviser
Joined team and adviser in 1996
Began career in 1979

John L.F. Wills
-----------------------------------
Senior vice president of adviser
Managing director of JHAI
Joined team in 1988
Joined subadviser in 1987
Began career in 1969

14


MAIN RISKS

[Clip Art] As with any growth fund, the value of your investment will go up and down in response to stock market movements. Because the fund concentrates on a single region of the world, its performance may be more volatile than that of a fund that invests globally.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. In emerging market economies, including much of the Pacific Basin, these risks are more significant than in developed economies.

The fund's management strategy will influence performance significantly. Pacific
Basin stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Similarly, if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Emerging market securities, derivatives and other higher-risk securities can be hard to value or sell at a fair price.

o Stocks of small- and medium- capitalization companies tend to be more volatile than those of larger companies.

o Certain derivatives could produce disproportionate gains or losses.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable dividends.

--------------------------------------------------------------------------------

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Because Class C shares are new, their expenses are based on Class B expenses.

-------------------------------------------------------------------------------------------
Shareholder transaction expenses                       Class A      Class B       Class C
-------------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
as a % of purchase price                               5.00%        none          none

Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(1)      5.00%         1.00%

-------------------------------------------------------------------------------------------
Annual operating expenses                              Class A      Class B       Class C
-------------------------------------------------------------------------------------------
Management fee                                         0.80%        0.80%         0.80%
Distribution and service (12b-1) fees                  0.30%        1.00%         1.00%
Other expenses                                         1.36%        1.36%         1.36%
Total fund operating expenses                          2.46%        3.16%         3.16%

The hypothetical example below shows what your expenses would be if you invested
$10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

-------------------------------------------------------------------------------------------
Expenses                                 Year 1        Year 3       Year 5        Year 10
-------------------------------------------------------------------------------------------
Class A                                  $ 737         $ 1,228      $ 1,745       $ 3,156
Class B - with redemption                $ 819         $ 1,274      $ 1,854       $ 3,306
        - without redemption             $ 319         $   974      $ 1,654       $ 3,306
Class C - with redemption                $ 419         $   974      $ 1,654       $ 3,467
        - without redemption             $ 319         $   974      $ 1,654       $ 3,467


FUND CODES

Class A
-------------------------------
Ticker         JHWPX
CUSIP          410233209
Newspaper      PacBasA
SEC number     811-4932

Class B
-------------------------------
Ticker         FPBBX
CUSIP          410233506
Newspaper      PacBasB
SEC number     811-4932

Class C
-------------------------------
Ticker         -
CUSIP          410233605
Newspaper      -
SEC number     811-4932

(1) Except for investments of $1 million or more; see "How sales charges are calculated."


                                                                              15


Your account

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS


Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.


--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
o Front-end sales charges, as described at right.

o Distribution  and service (12b-1) fees of 0.30%.

--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------
o No front-end sales charge; all your money goes to work for you right away.

o Distribution and service (12b-1) fees of 1.00%.

o A deferred sales charge, as described on following page.


o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.


--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------
o No front-end sales charge; all your money goes to work for you right away.

o Distribution and service (12b-1) fees of 1.00%.

o A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.


Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.


Investors purchasing $1 million or more of Class B or Class C shares may want to consider the lower operating expenses of Class A shares.

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Class A  Sales charges are as follows:



--------------------------------------------------------------------------------
Class A sales charges
--------------------------------------------------------------------------------

                                 As a % of             As a % of your
Your investment                  offering price        investment

Up to $49,999                    5.00%                 5.26%
$50,000 - $99,999                4.50%                 4.71%
$100,000 - $249,999              3.50%                 3.63%
$250,000 - $499,999              2.50%                 2.56%
$500,000 - $999,999              2.00%                 2.04%
$1,000,000 and over              See below

Investments of $1 million or more Class A shares are available with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) on any shares sold within one year of purchase, as follows:


--------------------------------------------------------------------------------
CDSC on $1 million+ investments
--------------------------------------------------------------------------------


                                               CDSC on shares
Your investment                                being sold

First $1M - $4,999,999                         1.00%
Next $1 - $5M above that                       0.50%
Next $1 or more above that                     0.25%



For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.


The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

16 YOUR ACCOUNT


Class B and Class C Shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:


--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------
                                                   CDSC on shares
Years after purchase                               being sold

1st year                                           5.00%
2nd year                                           4.00%
3rd  year                                          3.00%
4th year                                           3.00%
5th year                                           2.00%
6th year                                           1.00%
After 6th year                                     none

--------------------------------------------------------------------------------
Class C deferred charges
--------------------------------------------------------------------------------
Years after purchase                               CDSC

1st year                                           1.00%
After 1st year                                     none


For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.


CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege - lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge. Retirement plans investing $1 million in Class B shares may add that value to Class A purchases to calculate charges.

o Letter of Intention - lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

o Combination Privilege - lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

To utilize: complete the appropriate section of your application, or contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges.
There is no charge, no obligation to invest (although initial investments must total at least $250), and individual investors may close their accounts at any time.

To utilize: contact your financial representative or Signature Services to find out how to qualify, or consult the SAI (see the back cover of this prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o to make payments through certain systematic withdrawal plans

o to make certain distributions from a retirement plan

o because of shareholder death or disability



To utilize: if you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).

                                                                 YOUR ACCOUNT 17


Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o selling brokers and their employees and sales representatives

o financial representatives utilizing fund shares in fee-based investment products under signed agreement with John Hancock Funds

o fund trustees and other individuals who are affiliated with these or other
  John Hancock funds

o individuals transferring assets from an employee benefit plan into a John
  Hancock fund

o certain insurance company contract holders (one-year CDSC usually applies)

o participants in certain retirement plans with at least 100 eligible employees
  (one-year CDSC applies)

To utilize: if you think you may be eligible for a sales charge waiver, contact
Signature Services or consult the SAI (see the back cover of this prospectus).

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

  o non-retirement account: $1,000

  o retirement account: $250

  o group investments: $250

  o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

  o fee-based clients of selling brokers who placed at least $2 billion in John
    Hancock funds: $250


3 Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. You must notify your financial representative or Signature Services if this information changes. For more details, please contact your financial representative or call Signature
  Services at 1-800-225-5291.


4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.

18 YOUR ACCOUNT

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------------
                Opening an account                    Adding to an account

By check

[Clip Art]      o Make out a check for the            o Make out a check for the
                  investment amount, payable            investment amount payable
                  to "John Hancock Signature            to "John Hancock Signature
                  Services, Inc."                       Services, Inc."

                o Deliver the check and your          o Fill out the detachable
                  completed application to your         investment slip from an
                  financial representative, or          account statement. If no
                  mail them to Signature Services       slip is available, include
                  (address below).                      a note specifying the fund
                                                        name, your share class, your
                                                        account number and the name(s)
                                                        in which the account is
                                                        registered.

                                                      o Deliver the check and your
                                                        investment slip or note to
                                                        your financial representative,
                                                        or mail them to Signature
                                                        Services (address below).


By exchange

[Clip Art]      o Call your financial                 o Call your financial
                  representative or                     representative or
                  Signature Services to                 Signature Services to
                  request an exchange.                  request an exchange.


By wire

[Clip Art]      o Deliver your completed              o Instruct your bank to
                  application to your                   wire the amount of your
                  financial representative,             investment to:
                  or mail it to Signature
                  Services.                               First Signature Bank & Trust
                                                          Account # 900000260
                o Obtain your account number              Routing # 211475000
                  by calling your financial
                  representative or Signature         Specify the fund name, your
                  Services.                           share class, your account
                                                      number and the name(s) in
                o Instruct your bank to wire          which the account is registered.
                  the amount of your investment       Your bank may charge a fee to
                  to:                                 wire funds.

                    First Signature Bank & Trust
                    Account # 900000260
                    Routing # 211475000

                Specify the fund name, your choice
                of share class, the new account
                number and the name(s) in which the
                account is registered. Your bank may
                charge a fee to wire funds.


By phone

[Clip Art]      See "By wire" and "By exchange."      o Verify that your bank or
                                                        credit union is a member of
                                                        the Automated Clearing House
                                                        (ACH) system.

                                                      o Complete the "Invest By Phone"
                                                        and "Bank Information" section
                                                        on your account application.

                                                      o Call Signature Services to
                                                        verify that these features
                                                        are in place on your account.

                                                      o Tell the Signature Services
                                                        representative the fund name,
                                                        your share class, your account
                                                        number, the name(s) in which
                                                        the account is registered and
                                                        the amount of your investment.


-------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for
instructions and assistance.
-------------------------------------------------

To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."

                                                                 YOUR ACCOUNT 19

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------
                 Designed for                    To sell some or all of your shares

By letter

[Clip Art]       o Accounts of any type.         o Write a letter of instruction
                                                   or complete a stock power
                 o Sales of any amount.            indicating the fund name, your
                                                   share class, your account number,
                                                   the name(s) in which the account
                                                   is registered and the dollar value
                                                   or number of shares you wish to sell.

                                                 o Include all signatures and any
                                                   additional documents that may be
                                                   required (see next page).

                                                 o Mail the materials to Signature
                                                   Services.

                                                 o A check will be mailed to the
                                                   name(s) and address in which
                                                   the account is registered, or
                                                   otherwise according to your
                                                   letter of instruction.


By phone

[Clip Art]       o Most accounts.                o For automated service 24
                                                   hours a day using your
                 o Sales of up to $100,000.        touch-tone phone, call the
                                                   EASI-Line at 1-800-338-8080.

                                                 o To place your order, call your
                                                   financial representative or
                                                   Signature Services between 8 a.m.
                                                   and 4 p.m. Eastern Time on most
                                                   business days.

By wire or electronic funds transfer (EFT)

[Clip Art]       o Requests by letter to sell    o To verify that the telephone
                   any amount (accounts of any     redemption privilege is in
                   type).                          place on an account, or to
                                                   request the form to add it
                 o Requests by phone to sell       to an existing account, call
                   up to $100,000 (accounts        Signature Services.
                   with telephone redemption
                   privileges).                  o Amounts of $1,000 or more will
                                                   be wired on the next business
                                                   day. A $4 fee will be deducted
                                                   from your account.

                                                 o Amounts of less than $1,000 may
                                                   be sent by EFT or by check. Funds
                                                   from EFT transactions are generally
                                                   available by the second business
                                                   day. Your bank may charge a fee for
                                                   this service.

By exchange

[Clip Art]       o Accounts of any type.         o Obtain a current prospectus
                                                   for the fund into which you
                 o Sales of any amount.            are exchanging by calling your
                                                   financial representative or
                                                   Signature Services.

                                                 o Call your financial representative
                                                   or Signature Services to request
                                                   an exchange.



20 YOUR ACCOUNT



Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:


o your address of record has changed within the past 30 days

o you are selling more than $100,000 worth of shares

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature
Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

------------------------------------------------------------------------------------------------------------------------------------
Seller                                                               Requirements for written requests
------------------------------------------------------------------------------------------------------------------------------------

Owners of individual, joint, UGMA/UTMA (custodial accounts           o Letter of instruction.
for minors).
                                                                     o On the letter, the signatures of all persons
                                                                       authorized to sign for the account, exactly
                                                                       as the account is registered.

                                                                     o Signature guarantee if applicable (see above).


Owners of corporate, sole proprietorship, general partner or         o Letter of instruction.
association accounts.
                                                                     o Corporate business/organization resolution,
                                                                       certified within the past 12 months, or a
                                                                       business/organization certification form.


                                                                     o On the letter and the resolution, the
                                                                       signature of the person(s) authorized to
                                                                       sign for the account.

                                                                     o Signature guarantee if applicable (see above).


Owners or trustees of trust accounts.                                o Letter of instruction.

                                                                     o On the letter, the signature(s) of the trustee(s).

                                                                     o Copy of the trust document certified within the past
                                                                       12 months, or a trust certification form.

                                                                     o Signature guarantee if applicable (see above).


Joint tenancy shareholders with rights of survivorship whose         o Letter of instruction signed by surviving tenant.
co-tenants are deceased.
                                                                     o Copy of death certificate.

                                                                     o Signature guarantee if applicable (see above).


Executors of shareholder estates.                                    o Letter of instruction signed by executor.

                                                                     o Copy of order appointing executor, certified
                                                                       within the past 12 months.

                                                                     o Signature guarantee if applicable (see above).


Administrators, conservators, guardians and other sellers or         o Call 1-800-225-5291 for instructions.
account types not listed above.

-------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for
instructions and assistance.
-------------------------------------------------

To sell shares through a systematic withdrawal plan, see "Additional investor services."

                                                                 YOUR ACCOUNT 21

--------------------------------------------------------------------------------
TRANSACTION POLICIES


Valuation of shares The net asset value per share (NAV) for each fund and class is determined each business day at the close of regular trading on the New York
Stock Exchange (typically 4 p.m. Eastern Time). The funds use market prices in valuing portfolio securities, but may use fair-value estimates if reliable market prices are unavailable. The fund may also value securities at fair value if the value of these securities has been materially affected by events occurring after the close of a foreign market. The funds may trade foreign stock or other portfolio securities on U.S. holidays and weekends, even though the funds' shares will not be priced on those days. This may change a fund's NAV on days when you cannot buy or sell shares.


Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock
Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone.
During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges.
The registration for both accounts involved must be identical. Class B and Class
C shares will continue to age from the original date and will retain the same
CDSC rate as they had before the exchange, except that the rate will change to the new fund's rate if that rate is higher. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties that, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may also refuse any exchange order.
A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Certificated shares Most shares are electronically recorded. If you wish to have certificates for your shares, please write to Signature Services. Certificated shares can only be sold by returning the certificates to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance

o after any changes of name or address of the registered owner(s)

o in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.


Dividends The funds generally distribute most or all of their net earnings annually in the form of dividends. Most of these dividends are from capital gains.


Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.

22 YOUR ACCOUNT


Taxability of dividends Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's income and short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.
Dividends may include a return of capital.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

Year 2000 compliance The adviser and the funds' service providers are taking steps to address any year 2000-related computer problems. However, there is some risk that these problems could disrupt the issuers in which the funds invest, the funds' operations or financial markets generally.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o Complete the appropriate parts of your account application.

o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o Make sure you have at least $5,000 worth of shares in your account.

o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock Funds offers a range of retirement plans, including traditional, Roth and Education IRAs, SIMPLE plans, SEPs, 401(k) plans and other pension and profit-sharing plans. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

                                                                 YOUR ACCOUNT 23

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the John Hancock international/global funds. Each fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of the European Equity, Global Health Sciences and International funds have the power to change these funds' respective investment goals without shareholder approval.

Management fees The management fees paid to the investment adviser by the John
Hancock international/ global funds last fiscal year are as follows:

--------------------------------------------------------------------------------
Fund                                          % of net assets
--------------------------------------------------------------------------------
European Equity                               0.00%
Global                                        0.86%
Global Health Sciences                        0.80%
Global Technology                             0.79%
International                                 0.00%
Pacific Basin Equities                        0.80%





                                                         ------------
                                                         Shareholders
                                                         ------------

                                          --------------------------------------------

                                                Financial services firms and
                                                    their representatives

                                            Advise current and prospective share-
                                           holders on their fund investments, often
                                          in the context of an overall financial plan.

                                          --------------------------------------------

 Distribution and
shareholder services

             -------------------------------------------                 -------------------------------------------------
                      Principal distributor                                              Transfer agent

                     John Hancock Funds, Inc.                                  John Hancock Signature Services, Inc.

              Markets the funds and distributes shares                    Handles shareholder services, including record-
             through selling brokers, financial planners                 keeping and statements, distribution of dividends
                and other financial representatives.                          and processing of buy and sell requests.

             -------------------------------------------                 -------------------------------------------------

-----------------------------

        Subadvisers             -------------------------------        ------------------------------------

    John Hancock Advisers            Investment adviser                           Custodians
    International Limited
      32-36 Duke Street          John Hancock Advisers, Inc.               Investors Bank & Trust Co.                   Asset
      St. James SWIY6DF            101 Huntington Avenue                                                              management
        London, U.K.                Boston, MA 02199-7603              State Street Bank and Trust Company

 American Fund Advisors, Inc.   Manages the funds' business and         Hold the funds' assets, settle all
     1415 Kellum Place              investment activities.             portfolio trades and collect most of
   Garden City, NY 11530                                                 the valuation data required for
                                -------------------------------            calculating each fund's NAV.
Indocam Asia Advisers Limited
    One Exchange Square                                                ------------------------------------
         Hong Kong

    Indocam International
     Investment Services                            ------------------------------
     90 Boulevard Pasteur
     Paris, France 75015                                      Trustees

Provide portfolio management                        Oversee the funds' activities.
     to certain funds.
                                                    ------------------------------
----------------------------


24 FUND DETAILS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

European Equity Fund

Figures audited by PricewaterhouseCoopers LLP.

------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                                                                                10/98(1)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                                                                   $10.00
Net investment income loss(2)                                                                                            0.01
Net realized and unrealized gain (loss) on investments,
 financial futures contracts and foreign currency transactions                                                           0.06
Total from investment operations                                                                                         0.07
Net asset value, end of period                                                                                         $10.07
Total investment return at net asset value(3)(%)                                                                         0.70(4)
Total adjusted investment return at net asset value(3,5)(%)                                                             (0.24)(4)
Ratios and supplemental data Net assets, end of period (000s omitted) ($)                                              12,147
Ratio of expenses to average net assets (%)                                                                              1.90(6)
Ratio of adjusted expenses to average net  assets(7) (%)                                                                 3.31(6)
Ratio of net investment income (loss) to average net assets (%)                                                          0.16(6)
Ratio of adjusted net investment income (loss) to average net assets(7) (%)                                             (1.25)(6)
Portfolio turnover rate (%)                                                                                                31
Fee reduction per share(2) ($)                                                                                           0.10

------------------------------------------------------------------------------------------------------------------------------------
Class B - period  ended:                                                                                               10/98(1)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                                                                   $11.07
Net investment income (loss)(2)                                                                                         (0.04)
Net realized and unrealized gain (loss) on investments,
 financial futures contracts and foreign currency transactions                                                          (0.99)
Total from investment operations                                                                                        (1.03)
Net asset value, end of period                                                                                         $10.04
Total investment return at net asset value(3) (%)                                                                       (9.30)(4)
Total adjusted investment return at net asset value(3,5) (%)                                                            (9.89)(4)
Ratios and supplemental data Net assets, end of period  (000s omitted) ($)                                             15,847
Ratio of expenses to average net assets (%)                                                                              2.60(6)
Ratio of adjusted expenses to average net assets(7) (%)                                                                  4.01(6)
Ratio of net investment income (loss) to average net assets (%)                                                         (1.12)(6)
Ratio of adjusted net investment income (loss) to average net assets(7) (%)                                             (2.53)(6)
Portfolio turnover rate (%)                                                                                                31
Fee reduction per share(2) ($)                                                                                           0.06


(1) Class A and Class B shares began operations on March 2, 1998 and June 1,
    1998, respectively.

(2) Based on the average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Not annualized.

(5) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.

(6) Annualized.

(7) Unreimbursed, without fee reduction.

                                                                 FUND DETAILS 25


Global Fund

Figures audited by PricewaterhouseCoopers LLP.

------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                                 10/94        10/95       10/96        10/97        10/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                   $14.30       $14.16      $12.67       $12.97       $12.94
Net investment income (loss)(1)                                         (0.07)       (0.03)      (0.02)       (0.05)       (0.05)
Net realized and unrealized gain (loss) on investments and
 foreign currency transactions                                           1.24        (0.13)       1.20         1.21         1.53
Total from investment operations                                         1.17        (0.16)       1.18         1.16         1.48
Less distributions:
 Distributions from net realized gain on investments sold and
  foreign currency transactions                                         (1.31)       (1.33)      (0.88)       (1.19)       (0.96)
Net asset value, end of period                                         $14.16       $12.67      $12.97       $12.94       $13.46
Total investment return at net asset value(2) (%)                        8.64        (0.37)       9.87         9.36        11.88
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                          100,973       93,597      94,746       92,127      120,775
Ratio of expenses to average net assets (%)                              1.98         1.87        1.88         1.81(3)      1.82(3)
Ratio of net investment income (loss) to average net assets (%)         (0.54)       (0.23)      (0.19)       (0.36)       (0.33)
Portfolio turnover rate (%)                                                61           60          98           81          160

------------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                                 10/94        10/95       10/96        10/97        10/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                   $14.17       $13.93      $12.36       $12.54       $12.39
Net investment income (loss)(1)                                         (0.15)       (0.11)      (0.10)       (0.14)       (0.13)
Net realized and unrealized gain (loss) on investments and
 foreign currency transactions                                           1.22        (0.13)       1.16         1.18         1.46
Total from investment operations                                         1.07        (0.24)       1.06         1.04         1.33
Less distributions:
  Distributions from net realized gain on investments sold and
   foreign currency transactions                                        (1.31)       (1.33)      (0.88)       (1.19)       (0.96)
Net asset value, end of period                                         $13.93       $12.36      $12.54       $12.39       $12.76
Total investment return at net asset value(2) (%)                        7.97        (1.01)       9.10         8.67        11.15
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                           31,822       24,570      27,599       28,007       55,229
Ratio of expenses to average net assets (%)                              2.59         2.57        2.54         2.49(3)      2.46(3)
Ratio of net investment income (loss) to average net assets (%)         (1.12)       (0.89)      (0.83)       (1.04)       (0.97)
Portfolio turnover rate (%)                                                61           60          98           81          160


(1) Based on the average of the shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3) Expense ratios do not include interest expense due to bank loans, which amounted to less than $0.01 per share.


26 FUND DETAILS


Global Health Sciences Fund

Figures audited by PricewaterhouseCoopers LLP.

------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                          8/94       8/95       8/96       10/96(1)     10/97       10/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                           $13.38     $16.51     $21.61      $25.43       $25.11      $30.25
Net investment income (loss)                                    (0.32)     (0.36)(2)  (0.19)(2)   (0.05)(2)    (0.19)(2)   (0.23)(2)
Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                  3.45       5.46       4.15       (0.27)        6.56        4.38
Total from investment operations                                 3.13       5.10       3.96       (0.32)        6.37        4.15
Less distributions:
 Distributions from net realized gain on investments sold and
  foreign currency transactions                                     -          -      (0.14)          -        (1.23)      (0.51)
Net asset value, end of period                                 $16.51     $21.61     $25.43      $25.11       $30.25      $33.89
Total investment return at net asset value(3) (%)               23.39      30.89      18.39       (1.26)(4)    26.63       13.91
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                   18,643     24,394     42,405      42,618       53,122      83,928
Ratio of expenses to average net assets (%)                      2.55       2.56       1.80        1.92(5)      1.68        1.61
Ratio of net investment income (loss) to average net assets (%) (2.01)     (1.99)     (0.75)      (1.04)(5)    (0.71)      (0.71)
Portfolio turnover rate (%)                                        52         38         68          24           57          39

------------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                          8/94(6)    8/95       8/96       10/96(1)     10/97       10/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                           $17.29     $16.46     $21.35      $24.94       $24.60      $29.40
Net investment income (loss)(2)                                 (0.17)     (0.55)     (0.34)      (0.08)       (0.37)      (0.45)
Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                 (0.66)      5.44       4.07       (0.26)        6.40        4.25
Total from investment operations                                (0.83)      4.89       3.73       (0.34)        6.03        3.80
Less distributions:
 Distributions from net realized gain on investments sold and
  foreign currency transactions                                     -          -      (0.14)          -        (1.23)      (0.51)
Net asset value, end of period                                 $16.46     $21.35     $24.94      $24.60       $29.40      $32.69
Total investment return at net asset value(3) (%)               (4.80)(4)  29.71      17.53       (1.36)(4)    25.76       13.11
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                    1,071      6,333     36,591      37,521       53,436     123,880
Ratio of expenses to average net assets (%)                      3.34(5)    3.45       2.42        2.62(5)      2.38        2.31
Ratio of net investment income (loss) to average net assets (%) (2.65)(5)  (2.91)     (1.33)      (1.74)(5)    (1.41)      (1.41)
Portfolio turnover rate (%)                                        52         38         68          24           57          39


(1) Effective October 31, 1996, the fiscal year end changed from August 31 to October 31.

(2) Based on the average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Not annualized.

(5) Annualized.

(6) Class B shares began operations on March 7, 1994.

                                                                 FUND DETAILS 27


Global Technology Fund

Figures audited by Ernst & Young LLP.

------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                         12/93      12/94      12/95        10/96(1)     10/97      10/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                           $14.94     $17.45     $17.84       $24.51       $25.79     $30.05
Net investment income (loss)                                    (0.21)     (0.22)(2)  (0.22)(2,3)  (0.14)(2)    (0.27)(2)  (0.28)(2)
Net realized and unrealized gain (loss) on
  investments and options                                        4.92       1.87       8.53         1.42         5.76       1.09
Total from investment operations                                 4.71       1.65       8.31         1.28         5.49       0.81
Less distributions:
 Distributions from net realized gain on investments sold
  and options                                                   (2.20)     (1.26)     (1.64)           -        (1.23)     (2.40)
Net asset value, end of period                                 $17.45     $17.84     $24.51       $25.79       $30.05     $28.46
Total investment return at net asset value(4) (%)               32.06       9.62      46.53         5.22(5)     21.90       3.95
Total adjusted investment return at net asset value(4) (%)          -          -      46.41(6)         -            -          -
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                   41,749     52,193    155,001      166,010      184,048    186,259
Ratio of expenses to average net assets (%)                      2.10       2.16       1.67(3)      1.57(7)      1.51       1.50
Ratio of net investment income (loss) to average net assets (%) (1.49)     (1.25)     (0.89)(3)    (0.68)(7)    (0.95)     (0.97)
Portfolio turnover rate (%)                                        86         67         70           64          104         86

------------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                                    12/94(8)   12/95       10/96(1)     10/97       10/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                      $17.24     $17.68      $24.08       $25.20      $29.12
Net investment income (loss)(2)                                            (0.35)     (0.39)(3)   (0.28)       (0.45)      (0.45)
Net realized and unrealized gain (loss) on investments and options          2.05       8.43        1.40         5.60        1.02
Total from investment operations                                            1.70       8.04        1.12         5.15        0.57
Less distributions:
 Distributions from net realized gain on investments sold                  (1.26)     (1.64)          -        (1.23)      (2.40)
Net asset value, end of period                                            $17.68     $24.08      $25.20       $29.12      $27.29
Total investment return at net asset value(4) (%)                          10.02(5)   45.42        4.65(5)     21.04        3.20
Total adjusted investment return at net asset value(4) (%)                     -      45.30(6)        -            -           -
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                               9,324     35,754      50,949       65,851      77,999
Ratio of expenses to average net assets (%)                                 2.90(7)    2.41(3)     2.27(7)      2.21        2.20
Ratio of net investment income (loss) to average net assets (%)            (1.98)(7)  (1.62)(3)   (1.38)(7)    (1.65)      (1.67)
Portfolio turnover rate (%)                                                   67         70          64          104          86


(1) Effective October 31, 1996, the fiscal year end changed from December 31 to October 31.

(2) Based on the average of the shares outstanding at the end of each month.

(3) Reflects voluntary fee reductions and expense limitations in effect during the year ended December 31, 1995, which amounted to $0.02 and $0.03 per share for Class A and Class B shares, respectively. Absent such reductions the ratio of expenses to average net assets would have been 1.79% and 2.53% for Class A and Class B shares, respectively, and the ratio of net investment loss to average net assets would have been (1.01%) and (1.74%) for Class A and Class B shares, respectively.

(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(5) Not annualized.

(6) An estimated total return calculation which takes into consideration fees and expenses waived or borne by the adviser during the periods shown.

(7) Annualized.

(8) Class B shares began operations on January 3, 1994.


28 FUND DETAILS


International Fund

Figures audited by PricewaterhouseCoopers LLP.

------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                              10/94(1)       10/95        10/96        10/97       10/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                 $8.50          $8.65        $8.14        $8.70       $8.41
Net investment income (loss)                                          0.07(2)        0.04         0.06(2)     (0.02)(2)    0.00(2,3)
Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                       0.08          (0.47)        0.50        (0.26)       0.47
Total from investment operations                                      0.15          (0.43)        0.56        (0.28)       0.47
Less distributions:
Dividends from net investment income                                     -          (0.03)           -        (0.01)          -
 Distributions from net realized gain on investments sold and
  foreign currency transactions                                          -          (0.05)           -            -       (0.07)
Total distributions                                                      -          (0.08)           -        (0.01)      (0.07)
Net asset value, end of period                                       $8.65          $8.14        $8.70        $8.41       $8.81
Total investment return at net asset value(4) (%)                     1.77(5)       (4.96)        6.88        (3.22)       5.61
Total adjusted investment return at net asset value(4,6) (%)         (0.52)(5)      (8.12)        5.33        (4.52)       3.75
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                         4,426          4,215        5,098        4,965       6,116
Ratio of expenses to average net assets (%)                           1.50(7)        1.64         1.75         1.73(8)     1.79(8)
Ratio of adjusted expenses to average net assets(9) (%)               3.79(7)        4.80         3.30         3.03(8)     3.65(8)
Ratio of net investment income (loss) to average net assets (%)       1.02(7)        0.56         0.68        (0.16)       0.04
Ratio of adjusted net investment income (loss) to
 average net assets(9) (%)                                           (1.27)(7)      (2.60)       (0.87)       (1.46)      (1.82)
Portfolio turnover rate (%)                                             50             69           83          169         129
Fee reduction per share(2) ($)                                        0.16           0.25         0.14         0.12        0.17

------------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                               10/94(1)       10/95        10/96        10/97       10/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                  $8.50          $8.61        $8.05        $8.55       $8.22
Net investment income (loss)                                           0.02(2)       (0.03)        0.00(2,3)   (0.08)(2)   (0.06)(2)
Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                        0.09          (0.48)        0.50        (0.25)       0.46
Total from investment operations                                       0.11          (0.51)        0.50        (0.33)       0.40
Less distributions:
 Distributions from net realized gain on investments sold and
  foreign currency transactions                                           -          (0.05)           -            -       (0.07)
Net asset value, end of period                                        $8.61          $8.05        $8.55        $8.22       $8.55
Total investment return at net asset value(4) (%)                      1.29(5)       (5.89)        6.21        (3.86)       4.88
Total adjusted investment return at net asset value(4,6) (%)          (1.00)(5)      (9.05)        4.66        (5.16)       3.02
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                          3,948          3,990        8,175        8,713       9,720
Ratio of expenses to average net assets (%)                            2.22(7)        2.52         2.45         2.43(8)     2.49(8)
Ratio of adjusted expenses to average net assets(9) (%)                4.51(7)        5.68         4.00         3.73(8)     4.35(8)
Ratio of net investment income (loss) to average net assets (%)        0.31(7)       (0.37)        0.02        (0.88)      (0.66)
Ratio of adjusted net investment income (loss) to
 average net assets(9) (%)                                            (1.98)(7)      (3.53)       (1.53)       (2.18)      (2.52)
Portfolio turnover rate (%)                                              50             69           83          169         129
Fee reduction per share(2) ($)                                         0.16           0.25         0.14         0.12        0.17


                                                                 FUND DETAILS 29

International Fund continued

------------------------------------------------------------------------------------------------------------------------------------
Class C - period ended:                                                                                            10/98(1)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                                                               $9.36
Net investment income (loss)(2)                                                                                    (0.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions                           (0.78)
Total from investment operations                                                                                   (0.81)
Net asset value, end of period                                                                                     $8.55
Total investment return at net asset value(4) (%)                                                                  (8.65)(5)
Total adjusted investment return at net asset value (4,6) (%)                                                      (9.43)(5)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                                                          23
Ratio of expenses to average net assets (%)                                                                         2.29(7,8)
Ratio of adjusted expenses to average net assets(9) (%)                                                             4.15(7,8)
Ratio of net investment income (loss) to average net assets (%)                                                    (1.27)(7)
Ratio of adjusted net investment income (loss) to average net assets(9) (%)                                        (3.13)(7)
Portfolio turnover rate (%)                                                                                          129
Fee reduction per share(2) ($)                                                                                      0.07


(1) Class A and Class B shares began operations on January 3, 1994. Class C shares began operations on June 1, 1998.

(2) Based on the average of the shares outstanding at the end of each month.

(3) Less than $0.01 per share.

(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(5) Not annualized.

(6) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.

(7) Annualized.

(8) Expense ratios do not include interest expense due to bank loans, which amounted to less than $0.01 per share.

(9) Unreimbursed, without fee reduction.

30 FUND DETAILS


Pacific Basin Equities Fund

Figures audited by PricewaterhouseCoopers LLP.

------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                            8/94        8/95        8/96       10/96(1)    10/97      10/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $13.27      $15.88      $14.11     $14.74      $14.47     $11.63
Net investment income (loss)(2)                                     (0.10)    0.02(3)       (0.02)     (0.02)      (0.07)      0.02
Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                      3.12    (1.24)          0.65      (0.25)      (2.66)     (2.89)
Total from investment operations                                     3.02    (1.22)          0.63      (0.27)      (2.73)     (2.87)
Less distributions:
 Distributions from net realized gain on investments sold and
  foreign currency transactions                                     (0.41)   (0.55)             -          -       (0.11)         -
Net asset value, end of period                                     $15.88   $14.11         $14.74     $14.47      $11.63      $8.76
Total investment return at net asset value(4) (%)                   22.82    (7.65)          4.47      (1.83)(5)  (19.03)    (24.68)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                       50,261   37,417         41,951     38,694      21,109     14,717
Ratio of expenses to average net assets (%)                         2.43      2.05           1.97       2.21(6)     2.06       2.46
Ratio of net investment income (loss) to average net assets (%)    (0.66)     0.13(3)       (0.15)     (0.83)(6)   (0.49)      0.22
Portfolio turnover rate (%)                                           68        48             73         15         118        230

------------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                            8/94(7)   8/95          8/96        10/96(2)   10/97      10/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $15.11    $15.84        $13.96      $14.49     $14.20     $11.32
Net investment income (loss)(2)                                    (0.09)     (0.09)        (0.13)      (0.04)     (0.18)     (0.04)
Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                     0.82      (1.24)         0.66       (0.25)     (2.59)     (2.81)
Total from investment operations                                    0.73      (1.33)         0.53       (0.29)     (2.77)     (2.85)
Less distributions:
Distributions from net realized gain on investments sold and
  foreign currency transactions                                        -      (0.55)            -           -      (0.11)         -
Net asset value, end of period                                    $15.84     $13.96        $14.49      $14.20     $11.32      $8.47
Total investment return at net asset value(4) (%)                   4.83(5)   (8.38)         3.80       (2.00)(5) (19.67)    (25.18)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                       9,480     14,368        32,342      30,147     17,320     13,166
Ratio of expenses to average net assets (%)                         3.00(6)    2.77          2.64        2.90(6)    2.76       3.16
Ratio of net investment income (loss) to average net assets (%)    (1.40)(6)  (0.66)        (0.86)      (1.52)(6)  (1.19)     (0.48)
Portfolio turnover rate (%)                                           68         48            73          15        118        230


(1) Effective October 31, 1996, the fiscal year end changed from August 31 to October 31.

(2) Based on the average of the shares outstanding at the end of each month.

(3) May not accord to amounts shown elsewhere in the financial statements due to the timing of sales and repurchases of fund shares in relation to fluctuating market values of the investments of the fund.

(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(5) Not annualized.

(6) Annualized.

(7) Class B shares began operations on March 7, 1994.

                                                                 FUND DETAILS 31

For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock international/global funds:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:
John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-544-6713


On the Internet:
www.jhfunds.com


Or you may view or obtain these
documents from the SEC:

In person: at the SEC's Public
Reference Room in Washington, DC

By phone: 1-800-SEC-0330

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-6009
(duplicating fee required)

On the Internet: www.sec.gov

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JOHN HANCOCK (R)